UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    06-30-2003

Institutional Investment Manager Filing this Report:

Name:     Verus Investment Management
Address:  22901 Millcreek Boulevard 6th Floor
          Highland Hills, OH  44122

Form 13F File Number:    28-10444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:     Kristen Kilburg
Title:    Accounting Associate
Phone:    216-765-1722

Signature, Place, and Date of Signing:

          Highland Hills, Ohio          08-15-2003


Report Type:   13F HOLDINGS REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $128,345


List of Other Included Managers         NONE


<table><s><cc>
Verus
Investment
Management
30-Jun-03

   NAME OF     TITLE             VALUE  SHRS OR  INVESTMENT   OTHER     VOTING
                OF                                                    AUTHORITY
    ISSUER     CLASS    CUSIP       (x  PRN AMT  DISCRETION  MANAGERS    SOLE    SHARED  NONE
                                $1000)
Active Power   com    00504W100    $73    43,690 sole                     43,690
Inc.
Activision Inc com    004930202      $     85561 sole                      85561
                                 1,101
Agnico Eagle   com    008474108      $   1350700 sole                    1350700
Mines Ltd                       15,668
Amerada Hess   com    023551104      $     36200 sole                      36200
Corp.                            1,780
American       com    027070101      $    268300 sole                     268300
Italian Pasta                   11,175
BMC Software   com    055921100      $     86700 sole                      86700
                                 1,416
Barrick Gold   com    067901108      $    296400 sole                     296400
Corp                             5,306
Be Aerospace   com    073302101   $172    55,599 sole                     55,599
CSG Systems    com    126349109      $     33462 sole                      33462
Int'l                              475
Chesapeake     com    165167107      $   1032900 sole                    1032900
Energy Corp                     10,432
Cincinnati     com    172062101      $     84074 sole                      84074
Financial                        3,114
Diamond Offshr com    25271C102      $    524400 sole                     524400
Drillng                         11,007
Enterprise     com    293792107      $     10600 sole                      10600
Products                           239
FEI Company    com    30241L109      $     16800 sole                      16800
                                   315
GlobalSantaFe  com    G3930E101      $    412500 sole                     412500
Corp                             9,628
Insight        com    45765U103      $    100000 sole                     100000
Enterprises                      1,000
Ivax Corp      com    465823102      $     40000 sole                      40000
                                   714
Newmont Mining com    651639106      $    450700 sole                     450700
Corp                            14,630
Ohio Casualty  com    677240103      $     32505 sole                      32505
Corp                               430
Penn Treaty    com    707874103   $175   100,000 sole                     100000
American
Petroquest     com    716748108      $    371696 sole                     371696
Energy                             873
Pharmaceutical com    717124101      $     17834 sole                      17834
Prod Dev                           512
Placer Dome    com    725906101      $   1176800 sole                    1176800
Inc                             14,439
Roxio Inc      com    780008108    $98    15,000 sole                      15000
Spinnaker      com    84855W109      $     19900 sole                      19900
Exploration                        521
Transocean Inc com    G90078109      $    585200 sole                     585200
                                12,857
Unocal         com    915289102      $    255000 sole                     255000
                                 7,316
Vintage        com    927460105      $     94900 sole                      94900
Petroleum                        1,070
WMS Industries com    929297109      $     19800 sole                      19800
                                   309
Winn-Dixie     com    974280109      $    121800 sole                     121800
Stores                           1,499
</cc></s>